UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02729

Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/18

Item 1. Schedule of Investments.

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	CM-STIT-QTR-1 01/19	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–45.33%(a)

Asset-Backed Securities - Consumer Receivables–0.79%

Thunder Bay Funding, LLC(b)	2.47%	01/22/2019	$17,000	$16,940,842

Asset-Backed Securities - Fully Supported–4.44%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.27%	12/04/2018	55,000	54,996,529
Kells Funding LLC (CEP-FMS Wertmanagement)(b)(c)	2.58%	02/04/2019	25,000	24,887,453
Kells Funding LLC (CEP-FMS Wertmanagement)(b)(c)	2.64%	02/13/2019	7,500	7,460,513
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.70%	02/01/2019	8,583	8,546,301
				95,890,796

Asset-Backed Securities - Fully Supported Bank–11.44%

Albion Capital LLC (CEP-MUFG Bank, Ltd.)(c)	2.60%	01/22/2019	10,000	9,966,507
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.45%	01/07/2019	15,000	14,963,461
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.26%	12/05/2018	50,000	49,993,729
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.85%	03/01/2019	43,315	43,026,527
Gotham Funding Corp. (CEP-MUFG Bank, Ltd.)(b)(c)	2.53%	01/07/2019	4,000	3,990,568
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.26%	12/05/2018	50,000	49,993,729
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.27%	12/03/2018	50,000	50,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.76%	03/11/2019	15,000	14,885,728
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.79%	03/18/2019	10,000	9,918,435
				246,738,684

Consumer Finance–1.85%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.55%	04/11/2019	40,000	40,008,326

Diversified Banks–20.78%

Australia & New Zealand Banking Group, Ltd. (Australia)(b)(c)	2.41%	01/02/2019	32,000	31,940,147
BPCE S.A. (France)(b)(c)	2.66%	02/06/2019	21,128	21,033,298
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.22%) (Australia)(b)(c)(d)	2.54%	12/07/2018	50,000	50,001,718
DBS Bank Ltd. (Singapore)(b)(c)	2.45%	01/16/2019	15,000	14,955,203
DBS Bank Ltd. (Singapore)(b)(c)	2.43%	01/17/2019	10,000	9,969,419
Dexia Credit Local S.A.(c)	2.50%	02/20/2019	30,000	29,840,453
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.67%	04/30/2019	40,000	40,000,540
Industrial & Commercial Bank of China Ltd. (b)(c)	2.80%	01/29/2019	7,000	6,971,045
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.61%	03/04/2019	45,000	45,021,752
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.86%	08/23/2019	10,000	10,001,057
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.10%)(d)	2.68%	02/04/2019	55,000	55,000,806
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.43%	12/18/2018	20,000	19,981,079
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.47%	02/04/2019	10,000	9,957,186
Sumitomo Mitsui Trust Bank, Ltd.(b)(c)	2.48%	12/20/2018	50,000	49,947,430
Svenska Handelsbanken AB (Sweden)(b)(c)	2.41%	01/04/2019	9,150	9,131,297
United Overseas Bank Ltd. (Singapore)(b)(c)	2.61%	02/13/2019	20,000	19,896,300
United Overseas Bank Ltd. (Singapore)(b)(c)	2.80%	04/23/2019	25,000	24,729,505
				448,378,235

Diversified Capital Markets–3.94%

UBS AG (1 mo. USD LIBOR + 0.38%)(b)(c)(d)	2.69%	12/03/2018	25,000	25,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	2.64%	12/28/2018	30,000	30,008,058
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	2.64%	01/02/2019	30,000	30,009,671
				85,017,729

Other Diversified Financial Services–1.39%

CDP Financial Inc. (Canada)(b)(c)	2.50%	01/17/2019	30,000	29,910,881

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks–0.70%

ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.84%	11/12/2019	$15,000	$15,000,619
Total Commercial Paper (Cost $977,694,393)				977,886,112

Certificates of Deposit–21.18%

Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.53%	10/04/2019	25,000	24,983,180
Bank of Montreal (1 mo. USD LIBOR + 0.23%) (Canada)(c)(d)	2.55%	12/07/2018	25,000	25,000,887
Bank of Nova Scotia (1 mo. USD LIBOR + 0.23%) (Canada)(c)(d)	2.54%	12/11/2018	50,000	50,003,459
China Construction Bank Corp.(c)	2.58%	01/14/2019	25,000	25,002,300
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	2.67%	02/15/2019	25,000	25,001,378
KBC Bank N.V. (Belgium)(c)	2.37%	12/10/2018	15,000	14,999,047
KBC Bank N.V. (Belgium)(c)	2.52%	01/02/2019	20,000	19,998,484
Royal Bank of Canada (1 mo. USD LIBOR + 0.23%) (Canada)(c)(d)	2.55%	12/07/2018	50,000	50,001,780
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.48%	04/01/2019	20,000	19,999,022
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.54%	04/01/2019	15,000	15,003,103
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.30%) (Canada)(c)(d)	2.62%	07/22/2019	30,000	30,000,926
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.63%	07/26/2019	12,000	12,000,377
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.54%	10/03/2019	25,000	24,982,502
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.24%)(d)	2.56%	12/05/2018	50,000	50,000,934
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	2.56%	01/04/2019	10,000	10,002,645
Wells Fargo Bank, N.A. (3 mo. USD LIBOR + 0.15%)(d)	2.60%	01/18/2019	10,000	10,001,430
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(c)(d)	2.55%	01/08/2019	50,000	50,013,208
Total Certificates of Deposit (Cost $457,000,000)				456,994,662

Variable Rate Demand Notes–3.70%(e)

Credit Enhanced–3.70%

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.39%	11/01/2030	2,120	2,120,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.35%	04/01/2047	9,500	9,500,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.42%	05/01/2037	2,800	2,800,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	2.30%	05/01/2050	11,035	11,035,000
Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	2.35%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	2.45%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	2.52%	11/01/2049	10,000	10,000,000
Series 2016 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	2.45%	11/01/2049	5,840	5,840,000
Series 2016 B-2, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	2.45%	11/01/2049	1,500	1,500,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	2.39%	07/01/2040	1,495	1,495,000
Total Variable Rate Demand Notes (Cost $79,790,000)				79,790,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–70.21% (Cost $1,514,484,393)				1,514,670,774

			Repurchase Amount

Repurchase Agreements–29.90%(g)

Bank of Nova Scotia, joint agreement dated 11/30/2018, aggregate maturing value of $35,006,679 (collateralized by foreign corporate obligations valued at $35,701,713; 1.25%; 07/26/2019)(c)	2.29%	12/03/2018	9,001,718	9,000,000
BMO Capital Markets Corp., joint agreement dated 11/30/2018, aggregate maturing value of $128,024,427 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $136,762,414; 0% - 8.88%; 12/11/2018 - 12/31/2099)(c)	2.29%	12/03/2018	15,002,863	15,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., term agreement dated 11/28/2018, maturing value of $15,006,825 (collateralized by domestic agency mortgage-backed securities valued at $15,300,000; 1.28% - 5.50%; 02/25/2025 - 02/20/2068)(c)(h)	2.34%	12/05/2018	$15,006,825	$15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $172,150,003; 0% - 8.36%; 08/16/2021 - 06/25/2058)(i)	3.33%	-	-	61,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/27/2018, maturing value of $23,010,331 (collateralized by a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $24,150,000; 0.16% - 4.53%; 11/20/2020 - 11/15/2051)(c)(h)	2.31%	12/04/2018	23,010,331	23,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/27/2018, maturing value of $20,009,100 (collateralized by a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $22,000,001; 0% - 1.61%; 07/20/2020 - 08/25/2043)(c)(h)	2.34%	12/04/2018	20,009,100	20,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/27/2018, maturing value of $15,006,971 (collateralized by domestic non-agency mortgage-backed securities valued at $16,500,000; 0% - 4.67%; 03/27/2036 – 06/15/2057)(c)(h)	2.39%	12/04/2018	15,006,971	15,000,000
ING Financial Markets, LLC, joint agreement dated 11/30/2018, aggregate maturing value of $100,019,917 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $109,994,978; 1.54% - 6.25%; 07/16/2020 - 03/01/2078)(c)	2.39%	12/03/2018	45,008,963	45,000,000
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by a foreign non-agency asset-backed security and domestic and foreign non-agency mortgage-backed securities valued at $33,000,000; 4.31% - 7.94%; 05/15/2025 - 07/16/2035)(i)	2.95%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,029; 0% - 7.13%)(c)(i)	2.34%	-	-	30,000,000
Natixis, joint agreement dated 11/30/2018, aggregate maturing value of $500,095,416 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,000; 0% - 5.80%; 01/21/2020 - 09/15/2065)	2.29%	12/03/2018	210,040,075	210,000,000
RBC Capital Markets LLC, joint agreement dated 11/30/2018, aggregate maturing value of $225,042,938 (collateralized by a domestic agency mortgage-backed security and domestic and foreign corporate obligations valued at $236,237,592; 0% - 8.88%; 02/15/2019 – 08/15/2076)(c)	2.29%	12/03/2018	35,006,679	35,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 11/30/2018, aggregate maturing value of $500,095,417 (collateralized by domestic agency mortgage-backed securities valued at $510,070,707; 3.00% - 3.50%; 03/20/2046 - 03/20/2048)	2.29%	12/03/2018	131,747,712	131,722,575
Wells Fargo Securities, LLC, joint term agreement dated 10/31/2018, aggregate maturing value of $249,866,200 (collateralized by domestic non-agency mortgage-backed securities valued at $270,800,001; 0.50% - 6.00%; 12/25/2035 – 09/17/2060)	3.01%	01/29/2019	10,075,250	10,000,000
Total Repurchase Agreements (Cost $645,222,575)				645,222,575
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.11% (Cost $2,159,706,968)				2,159,893,349
OTHER ASSETS LESS LIABILITIES–(0.11)%				(2,432,206)
NET ASSETS–100.00%				$2,157,461,143

Investment Abbreviations:
CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
LIBOR	—London Interbank Offered Rate
LOC	—Letter of Credit
RB	—Revenue Bonds
USD	—U.S. Dollar
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $797,547,211, which represented 36.97% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 14.9%; Switzerland: 8.2%; Japan: 7.6%; France: 7.4%; Netherlands: 6.9%; Australia: 6.1%; other countries less than 5% each: 18.9%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2018

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–51.95%(a)

Asset-Backed Securities - Fully Supported–6.15%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.57%	01/02/2019	$15,000	$14,969,644
Kells Funding LLC (CEP-FMS Wertmanagement)(b)(c)	2.50%	01/11/2019	15,000	14,960,374
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.31%	12/03/2018	5,000	5,000,000
				34,930,018

Asset-Backed Securities - Fully Supported Bank–18.95%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.54%	01/02/2019	15,000	14,970,094
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.55%	01/08/2019	10,000	9,975,695
Ebury Finance LLC (Multi-CEP’s)(b)(c)	2.25%	12/03/2018	10,000	10,000,000
Gotham Funding Corp. (CEP-MUFG Bank, Ltd.)(b)(c)	2.53%	01/07/2019	10,000	9,976,419
Great Bridge Capital Co., LLC (CEP–Standard Chartered Bank)(b)(c)	2.60%	01/07/2019	10,000	9,976,020
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.27%	12/03/2018	5,000	5,000,000
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(c)	2.32%	12/07/2018	2,850	2,849,283
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.53%	01/03/2019	8,000	7,983,305
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.62%	01/28/2019	7,000	6,972,054
Matchpoint Finance PLC (CEP-BNP Paribas S.A.)(b)(c)	2.54%	01/09/2019	10,000	9,974,146
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	1.37%	01/24/2019	15,000	14,943,981
Victory Receivables Corp. (CEP-MUFG Bank, Ltd.)(b)(c)	2.52%	01/03/2019	5,000	4,989,651
				107,610,648

Diversified Banks–18.68%

BPCE S.A (France)(b)(c)	2.70%	01/15/2019	1,900	1,894,734
Canadian Imperial Bank of Commerce (Canada)(b)(c)	2.47%	01/07/2019	10,000	9,978,062
Commonwealth Bank of Australia (Australia)(b)(c)	2.60%	01/25/2019	1,945	1,937,851
Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.32%	12/14/2018	15,000	14,989,447
Natixis(c)	2.30%	12/05/2018	10,000	9,998,789
Nordea Bank Abp(b)(c)	2.36%	12/14/2018	10,000	9,993,285
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.46%	01/03/2019	10,000	9,979,992
Sumitomo Mitsui Trust Bank, Ltd.(b)(c)	2.48%	01/22/2019	15,000	14,950,365
Swedbank AB (Sweden)(c)	2.31%	12/03/2018	2,400	2,400,000
Toronto-Dominion Bank (The) (Canada)(b)(c)	2.30%	12/07/2018	15,000	14,996,379
United Overseas Bank Ltd. (Singapore)(b)(c)	2.40%	12/10/2018	15,000	14,993,369
				106,112,273

Life & Health Insurance–0.28%

MetLife Short Term Funding LLC(b)	2.58%	01/22/2019	1,600	1,594,532

Other Diversified Financial Services–2.63%

Erste Abwicklungsanstalt (Germany)(b)(c)	2.55%	01/25/2019	15,000	14,945,554

Specialized Finance–2.63%

CDP Financial Inc. (Canada)(b)(c)	2.50%	01/17/2019	10,000	9,970,294
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.55%	01/11/2019	5,000	4,986,358
				14,956,652

Thrifts & Mortgage Finance–2.63%

Nationwide Building Society (United Kingdom)(b)(c)	2.59%	01/22/2019	15,000	14,948,448
Total Commercial Paper (Cost $295,034,301)				295,098,125

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–8.06%(d)

Credit Enhanced–6.30%(e)

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)	2.39%	11/01/2030	$2,645	$2,645,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)	2.35%	04/01/2047	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)	2.42%	05/01/2037	3,515	3,515,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)	2.52%	11/01/2049	13,000	13,000,000
Series 2016 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)	2.45%	11/01/2049	2,910	2,910,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)	2.34%	01/01/2033	5,700	5,700,000
				35,770,000

Other Variable Rate Demand Notes–1.76%

Maumelle (City of), Arkansas (Kimberly-Clark Corp.); Series 2015, VRD Taxable IDR(b)	2.35%	08/01/2045	10,000	10,000,000
Total Variable Rate Demand Notes (Cost $45,770,000)				45,770,000

Certificate of Deposit–2.64%

Mizuho Bank, Ltd. (Japan)(c)(f) (Cost $14,999,998)	2.46%	12/04/2018	15,000	15,000,102
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–62.65% (Cost $355,804,299)				355,868,227

			Repurchase Amount

Repurchase Agreements–37.46%(g)

Bank of Nova Scotia, joint agreement dated 11/30/2018, aggregate maturing value of $35,006,679 (collateralized by foreign corporate obligations valued at $35,701,713; 1.25%; 07/26/2019)(c)	2.29%	12/03/2018	15,002,862	15,000,000
BMO Capital Markets Corp., joint agreement dated 11/30/2018, aggregate maturing value of $128,024,427 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $136,762,414; 0% - 8.88%; 12/11/2018 – 07/15/2077)(c)	2.29%	12/03/2018	15,002,863	15,000,000
BMO Capital Markets Corp., term agreement dated 11/28/2018, maturing value of $5,002,275 (collateralized by domestic agency mortgage-backed securities valued at $5,100,001; 1.08% - 5.00%; 02/25/2025 - 02/20/2061)(c)(h)	2.34%	12/05/2018	5,002,275	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/27/2018, maturing value of $5,002,246 (collateralized by domestic agency and non-agency asset-backed securities and a domestic agency mortgage-backed security valued at $5,250,527; 0.10% - 3.35%; 01/25/2026 – 03/25/2044)(c)(h)	2.31%	12/04/2018	5,002,246	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/30/2018, maturing value of $10,000,000 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $10,500,004; 0% - 8.13%; 04/08/2019 – 10/01/2046)(c)(f)	2.65%	01/04/2019	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 11/30/2018, aggregate maturing value of $100,019,917 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $109,994,978; 1.54% - 6.25%; 07/16/2020 - 03/01/2078)(c)	2.39%	12/03/2018	20,003,983	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,752,469; 0% - 8.40%; 07/15/2019 - 03/15/2078)(i)	2.39%	–––	–––	15,000,000
Natixis, joint agreement dated 11/30/2018, aggregate maturing value of $500,095,416 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,000; 0% - 5.80%; 01/21/2020 - 09/15/2065)	2.29%	12/03/2018	52,783,397	52,773,326
RBC Capital Markets LLC, joint agreement dated 11/30/2018, aggregate maturing value of $225,042,938 (collateralized by a domestic agency mortgage-backed security and domestic and foreign corporate obligations valued at $236,237,592; 0% - 8.88%; 02/15/2019 - 08/15/2076)(c)	2.29%	12/03/2018	25,004,771	25,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 11/30/2018, aggregate maturing value of $500,095,417 (collateralized by domestic agency mortgage-backed securities valued at $510,070,707; 3.00% - 3.50%; 03/20/2046 - 03/20/2048)	2.29%	12/03/2018	$50,009,542	$50,000,000
Total Repurchase Agreements (Cost $212,773,326)				212,773,326
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.11% (Cost $568,577,625)				568,641,553
OTHER ASSETS LESS LIABILITIES–(0.11)%				(630,979)
NET ASSETS–100.00%				$568,010,574

Investment Abbreviations:
CEP	—Credit Enhancement Provider
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
RB	—Revenue Bonds
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $306,399,336, which represented 53.94% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.9%; France: 10.0%; Netherlands: 9.7%; Japan: 9.3%; Germany: 5.3%; other countries less than 5% each: 18.4%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)	Also represents cost for federal income tax purposes.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2018

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate		Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–64.32%

U.S. Treasury Bills–44.31%(a)

U.S. Treasury Bills	2.18%		12/18/2018	$662,000	$661,318,491
U.S. Treasury Bills	2.08	%–2.18%	01/03/2019	1,385,000	1,382,263,777
U.S. Treasury Bills	2.29%		01/08/2019	750,000	748,191,042
U.S. Treasury Bills	2.10	%–2.23%	01/10/2019	960,000	957,663,110
U.S. Treasury Bills	2.30%		01/15/2019	760,000	757,815,000
U.S. Treasury Bills	2.27%		01/17/2019	700,000	697,925,471
U.S. Treasury Bills	2.32%		01/22/2019	500,000	498,328,055
U.S. Treasury Bills	2.30%		01/24/2019	1,085,000	1,081,256,749
U.S. Treasury Bills	2.31%		01/31/2019	500,000	498,047,152
U.S. Treasury Bills	2.32%		02/07/2019	500,000	497,808,890
U.S. Treasury Bills	2.34%		02/14/2019	750,000	746,343,750
U.S. Treasury Bills	2.24%		03/07/2019	250,000	248,506,667
U.S. Treasury Bills	2.27%		03/14/2019	300,000	298,055,876
U.S. Treasury Bills	2.30	%–2.31%	03/21/2019	450,000	446,828,028
U.S. Treasury Bills	2.33%		03/28/2019	550,000	545,831,900
U.S. Treasury Bills	2.34%		04/04/2019	250,000	247,989,306
					10,314,173,264

U.S. Treasury Notes–20.01%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%) (b)	2.45%		04/30/2019	1,032,000	1,032,006,672
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%) (b)	2.44%		07/31/2019	800,000	799,998,496
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%) (b)	2.43%		10/31/2019	340,000	340,039,944
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate) (b)	2.38%		01/31/2020	277,000	276,841,725
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%) (b)	2.42%		04/30/2020	1,248,000	1,247,997,939
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%) (b)	2.43%		07/31/2020	510,000	509,991,675
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%) (b)	2.43%		10/31/2020	451,000	450,979,402
					4,657,855,853
Total U.S. Treasury Securities (Cost $14,972,029,117)					14,972,029,117
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–64.32% (Cost $14,972,029,117)					14,972,029,117

				Repurchase Amount

Repurchase Agreements–34.49%(c)

ABN AMRO Bank N.V., agreement dated 11/30/2018, maturing value of $100,019,083 (collateralized by U.S. Treasury obligations valued at $102,000,042; 2.13% - 2.88%; 08/15/2021 - 08/15/2028)	2.29%		12/03/2018	100,019,083	100,000,000
Bank of Nova Scotia, agreement dated 11/30/2018, maturing value of $100,018,917 (collateralized by U.S. Treasury obligations valued at $102,000,082; 0% - 3.63%; 12/27/2018 - 05/31/2025)	2.27%		12/03/2018	100,018,917	100,000,000
BNP Paribas Securities Corp., joint agreement dated 11/30/2018, aggregate maturing value of $500,095,833 (collateralized by U.S. Treasury obligations valued at $510,316,514; 0.75%; 08/15/2019)	2.30%		12/03/2018	150,028,750	150,000,000
CIBC World Markets Corp., agreement dated 11/30/2018, maturing value of $250,047,500 (collateralized by U.S. Treasury obligations valued at $255,000,046; 0.13% - 3.00%; 04/15/2021 - 02/15/2048)	2.28%		12/03/2018	250,047,500	250,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount		Value
Citigroup Global Markets, Inc., term agreement dated 11/29/2018, maturing value of $600,261,333 (collateralized by U.S. Treasury obligations valued at $612,000,068; 0% - 4.25%; 03/31/2019 - 08/15/2048)(d)	2.24%	12/06/2018	$600,261,333	$	600,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 11/30/2018, aggregate maturing value of $1,250,236,458 (collateralized by U.S. Treasury obligations valued at $1,282,805,663; 0.38% - 2.88%; 08/15/2019 - 02/15/2048)	2.27%	12/03/2018	204,383,715		204,345,060
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 11/30/2018, maturing value of $200,035,000 (collateralized by U.S. Treasury obligations valued at $204,000,037; 0% - 2.13%; 02/21/2019 - 02/15/2041)	2.10%	12/03/2018	200,035,000		200,000,000
J.P. Morgan Securities LLC, agreement dated 11/30/2018, maturing value of $500,094,583 (collateralized by a U.S. Treasury obligation valued at $510,000,060; 1.63%; 05/15/2026)	2.27%	12/03/2018	500,094,583		500,000,000
Lloyds Bank PLC, joint term agreement dated 09/26/2018, aggregate maturing value of $775,012,730 (collateralized by U.S. Treasury obligations valued at $842,707,216; 1.50% – 2.38%; 05/31/2020 – 08/15/2024)(d)	2.23%	12/03/2018	182,710,255		182,000,000
Lloyds Bank PLC, term agreement dated 10/18/2018, maturing value of $240,683,867 (collateralized by U.S. Treasury obligations valued at $245,729,762; 1.50%; 06/15/2020)(d)	2.23%	12/03/2018	240,683,867		240,000,000
Lloyds Bank PLC, term agreement dated 11/21/2018, maturing value of $189,140,490 (collateralized by U.S. Treasury obligations valued at $193,299,162; 6.00%; 02/15/2026)(d)	2.23%	12/03/2018	189,140,490		189,000,000
Metropolitan Life Insurance Co., joint term agreement dated 11/28/2018, aggregate maturing value of $700,271,706 (collateralized by U.S. Treasury obligations valued at $714,852,489; 0% - 4.75%; 12/20/2018 – 08/15/2047)(d)	2.24%	12/04/2018	280,105,552		280,001,019
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 11/28/2018, aggregate maturing value of $2,305,360,347 (collateralized by U.S. Treasury obligations valued at $2,355,593,979; 1.63% - 2.25%; 08/31/2022 – 11/30/2024)(d)	2.24%	12/04/2018	1,021,637,519		1,021,256,250
Mizuho Securities (USA) LLC, agreement dated 11/30/2018, maturing value of $250,047,500 (collateralized by U.S. Treasury obligations valued at $255,000,078; 0% - 2.88%; 05/30/2019 - 05/15/2028)	2.28%	12/03/2018	250,047,500		250,000,000
Natixis, agreement dated 11/30/2018, maturing value of $500,094,583 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0% - 8.13%; 01/10/2019 - 08/15/2048)	2.27%	12/03/2018	500,094,583		500,000,000
Prudential Insurance Co. of America, agreement dated 11/30/2018, maturing value of $356,087,784 (collateralized by U.S. Treasury obligations valued at $363,929,952; 0% - 2.50%; 11/15/2025 - 02/15/2045)	2.31%	12/03/2018	356,087,784		356,019,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 11/30/2018, maturing value of $192,224,496 (collateralized by U.S. Treasury obligations valued at $196,540,500; 0%; 08/15/2033 - 08/15/2045)	2.31%	12/03/2018	192,224,496		192,187,500
Royal Bank of Canada, agreement dated 11/30/2018, maturing value of $750,142,500 (collateralized by a U.S. Treasury obligation valued at $765,000,030; 2.00%; 04/30/2024)	2.28%	12/03/2018	750,142,500		750,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,041; 0% - 7.25%; 12/31/2018 – 02/15/2048)(e)	2.21%	—	—		1,000,000,000
TD Securities (USA) LLC, agreement dated 11/30/2018, maturing value of $200,037,833 (collateralized by U.S. Treasury obligations valued at $204,000,019; 0% - 8.13%; 12/11/2018 - 11/15/2048)	2.27%	12/03/2018	200,037,833		200,000,000
Wells Fargo Securities, LLC, agreement dated 11/30/2018, maturing value of $765,144,713 (collateralized by U.S. Treasury obligations valued at $780,300,083; 0% - 4.50% 12/15/2018 – 05/15/2048)	2.27%	12/03/2018	765,144,713		765,000,000
Total Repurchase Agreements (Cost $8,029,809,079)					8,029,809,079
TOTAL INVESTMENTS IN SECURITIES–98.81% (Cost $23,001,838,196)					23,001,838,196
OTHER ASSETS LESS LIABILITIES–1.19%					277,348,397
NET ASSETS–100.00%					$ 23,279,186,593

Notes to Schedule of Investments:

(a)    Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)    Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.

(c)    Principal amount equals value at period end. See Note 1D.

(d)    The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(e)    Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2018

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–47.48%

U.S. Treasury Bills–38.54%(a)

U.S. Treasury Bills	2.11%	12/13/2018	$150,000	$149,894,500
U.S. Treasury Bills	2.08%-2.18%	01/03/2019	1,700,000	1,696,645,504
U.S. Treasury Bills	2.29%	01/08/2019	500,000	498,794,028
U.S. Treasury Bills	2.10%-2.23%	01/10/2019	1,125,000	1,122,280,416
U.S. Treasury Bills	2.30%	01/15/2019	300,000	299,137,500
U.S. Treasury Bills	2.27%	01/17/2019	550,000	548,370,013
U.S. Treasury Bills	2.32%	01/22/2019	650,000	647,826,472
U.S. Treasury Bills	2.30%	01/24/2019	700,000	697,584,999
U.S. Treasury Bills	2.31%	01/31/2019	500,000	498,047,152
U.S. Treasury Bills	2.32%	02/07/2019	500,000	497,808,891
U.S. Treasury Bills	2.34%	02/14/2019	750,000	746,343,750
U.S. Treasury Bills	2.24%	03/07/2019	200,000	198,805,334
U.S. Treasury Bills	2.26%	03/14/2019	300,000	298,058,450
U.S. Treasury Bills	2.29%	03/21/2019	250,000	248,250,695
U.S. Treasury Bills	2.33%	03/28/2019	700,000	694,695,416
U.S. Treasury Bills	2.34%	04/04/2019	250,000	247,989,306
				9,090,532,426

U.S. Treasury Notes–8.94%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.38%	01/31/2020	170,000	169,936,449
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.42%	04/30/2020	775,000	775,017,083
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.43%	07/31/2020	535,000	534,965,648
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.43%	10/31/2020	630,000	629,987,755
				2,109,906,935
Total U.S. Treasury Securities (Cost $11,200,439,361)				11,200,439,361

U.S. Government Sponsored Agency Securities–14.66%

Federal Farm Credit Bank (FFCB)–3.44%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.24%	11/19/2019	37,300	37,281,441
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.25%	12/04/2019	125,000	124,996,710
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.24%	12/18/2019	25,000	24,997,479
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.24%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.22%	10/08/2019	75,000	74,975,948
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.21%	09/25/2019	110,000	109,995,140
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(b)	2.20%	12/06/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(b)	2.18%	04/11/2019	75,000	75,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(b)	2.22%	08/28/2019	145,000	144,989,494
				812,236,212
Federal Home Loan Bank (FHLB)–9.35%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.24%	09/18/2019	50,000	50,008,508
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.26%	02/28/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.24%	03/06/2019	246,000	245,999,996
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.23%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.23%	01/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.22%	01/14/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.21%	05/17/2019	110,000	110,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.23%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.23%	06/14/2019	120,000	120,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.21%	07/17/2019	$72,000	$72,000,665
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.22%	08/14/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.21%	12/20/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.23%	12/27/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.20%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.20%	04/22/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(b)	2.20%	12/14/2018	204,000	204,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(b)	2.27%	12/06/2019	79,400	79,427,860
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.22%	03/01/2019	165,000	165,000,709
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.23%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.23%	07/08/2019	150,000	150,004,180
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(b)	2.18%	12/21/2018	150,000	150,000,000
				2,206,441,918

Federal Home Loan Mortgage Corp. (FHLMC)–0.21%

Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(b)	2.22%	08/08/2019	50,000	50,000,000

Overseas Private Investment Corp. (OPIC)–1.66%

Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	11/15/2028	90,909	90,909,091
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	09/15/2025	5,000	5,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	09/15/2026	5,000	5,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	02/15/2028	20,000	20,000,000
Sr. Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	03/15/2030	45,000	45,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	07/15/2025	35,250	35,250,001
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	05/15/2030	9,672	9,672,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.36%	07/09/2026	39,525	39,525,000
				390,356,092
Total U.S. Government Sponsored Agency Securities (Cost $3,459,034,222)				3,459,034,222
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–62.14% (Cost $14,659,473,583)				14,659,473,583

			Repurchase Amount

Repurchase Agreements–36.75%(d)

Bank of Nova Scotia, joint agreement dated 11/30/2018, aggregate maturing value of $450,085,875 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $459,000,000; 1.75% - 6.63%; 09/12/2019 - 05/15/2058)	2.29%	12/03/2018	150,028,625	150,000,000
BNP Paribas Securities Corp., joint agreement dated 11/30/2018, aggregate maturing value of $500,095,833 (collateralized by U.S. Treasury obligations valued at $510,316,514; 0.75%; 08/15/2019)	2.30%	12/03/2018	155,029,708	155,000,000
CIBC World Markets Corp., agreement dated 11/30/2018, maturing value of $250,047,917 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.50% - 4.50%; 09/01/2029 - 11/01/2048)	2.30%	12/03/2018	250,047,917	250,000,000
Citigroup Global Markets, Inc., agreement dated 11/30/2018, maturing value of $400,075,667 (collateralized by U.S. Treasury obligations valued at $408,000,036; 0.13% - 3.38%; 04/15/2019 - 05/15/2044)	2.27%	12/03/2018	400,075,667	400,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 11/30/2018, maturing value of $200,036,333 (collateralized by a U.S. Treasury obligation valued at $204,000,051; 2.88%; 11/30/2025)	2.18%	12/03/2018	200,036,333	200,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 11/30/2018, aggregate maturing value of $1,250,236,458 (collateralized by U.S. Treasury obligations valued at $1,282,805,663; 0.38% - 2.88%; 08/15/2019 - 02/15/2048)	2.27%	12/03/2018	425,080,396	425,000,000
DNB Bank ASA, agreement dated 11/30/2018, maturing value of $170,032,158 (collateralized by U.S. Treasury obligations valued at $173,400,022; 1.50% - 2.75%; 08/15/2021 - 08/15/2026)	2.27%	12/03/2018	170,032,158	170,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 11/30/2018, maturing value of $390,074,100 (collateralized by U.S. Treasury obligations valued at $397,800,069; 0.63% - 2.50%; 04/15/2023 - 05/15/2046)	2.28%	12/03/2018	$390,074,100	$390,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 11/30/2018, maturing value of $200,035,000 (collateralized by a U.S. Treasury obligation valued at $217,005,000; 2.10%; 11/15/2027)	2.10%	12/03/2018	200,035,000	200,000,000
ING Financial Markets, LLC, agreement dated 11/30/2018, maturing value of $150,028,625 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $153,000,006; 1.50% - 5.00%; 04/01/2020 - 11/01/2048)	2.29%	12/03/2018	150,028,625	150,000,000
ING Financial Markets, LLC, joint term agreement dated 11/27/2018, aggregate maturing value of $350,151,764 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $357,000,037; 2.00% - 5.50%; 11/01/2026 - 09/01/2048)(e)	2.23%	12/04/2018	200,086,722	200,000,000
ING Financial Markets, LLC, term agreement dated 10/01/2018, maturing value of $491,981,778 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $499,800,012; 0.75% - 6.50%; 08/15/2019 - 05/01/2056)(e)	2.24%	12/05/2018	491,981,778	490,000,000
J.P. Morgan Securities LLC, agreement dated 11/30/2018, maturing value of $250,047,708 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 3.50% - 5.50%; 06/15/2026 - 11/01/2048)	2.29%	12/03/2018	250,047,708	250,000,000
Lloyds Bank PLC, joint term agreement dated 09/26/2018, aggregate maturing value of $775,012,730 (collateralized by U.S. Treasury obligations valued at $842,707,216; 1.50% - 2.38%; 05/31/2020 - 08/15/2024)(e)	2.23%	12/03/2018	412,603,927	411,000,000
Metropolitan Life Insurance Co., joint term agreement dated 11/28/2018, aggregate maturing value of $700,271,706 (collateralized by U.S. Treasury obligations valued at $714,852,489; 0% - 4.75%; 12/20/2018 - 08/15/2047)(e)	2.24%	12/04/2018	280,107,222	280,002,688
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 11/28/2018, aggregate maturing value of $2,305,360,347 (collateralized by U.S. Treasury obligations valued at $2,355,593,979; 1.63% - 2.25%; 08/31/2022 - 11/30/2024)(e)	2.24%	12/04/2018	1,014,728,691	1,014,350,000
Natixis, joint agreement dated 11/30/2018, aggregate maturing value of $500,095,416 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,000; 0% - 5.80%; 01/21/2020 - 09/15/2065)	2.29%	12/03/2018	81,537,427	81,521,870
Prudential Insurance Co. of America, agreement dated 11/30/2018, maturing value of $503,410,638 (collateralized by U.S. Treasury obligations valued at $514,717,370; 0%; 02/15/2026 - 05/15/2045)	2.31%	12/03/2018	503,410,638	503,313,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 11/30/2018, maturing value of $81,140,617 (collateralized by U.S. Treasury obligations valued at $83,066,500; 0%; 08/15/2033 - 05/15/2045)	2.31%	12/03/2018	81,140,617	81,125,000
RBC Capital Markets LLC, joint term agreement dated 11/30/2018, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,170,471; 0% - 6.50%; 12/25/2018 - 03/25/2058)(b)(e)	2.22%	01/30/2019	590,000,000	590,000,000
Royal Bank of Canada, agreement dated 11/30/2018, maturing value of $500,095,417 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.41% - 6.50%; 11/01/2023 - 12/25/2057)	2.29%	12/03/2018	500,095,417	500,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,027; 0% - 7.25%; 12/26/2018 - 07/20/2067)(f)	2.22%	-—	—	320,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 11/30/2018, aggregate maturing value of $500,094,583 (collateralized by U.S. Treasury obligations valued at $510,553,755; 1.38% - 2.63%; 02/28/2023 - 09/30/2023)	2.27%	12/03/2018	383,873,768	383,801,166
Sumitomo Mitsui Banking Corp., joint agreement dated 11/30/2018, aggregate maturing value of $500,095,417 (collateralized by domestic agency mortgage-backed securities valued at $510,070,707; 3.00% - 3.50%; 03/20/2046 - 03/20/2048)	2.29%	12/03/2018	314,467,246	314,407,247
Wells Fargo Securities, LLC, agreement dated 11/30/2018, maturing value of $760,145,033 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligation valued at $775,200,001; 0% - 8.50%; 02/01/2019 - 12/01/2048)	2.29%	12/03/2018	760,145,033	760,000,000
Total Repurchase Agreements (Cost $8,669,521,721)				8,669,521,721
TOTAL INVESTMENTS IN SECURITIES–98.89% (Cost $23,328,995,304)				23,328,995,304
OTHER ASSETS LESS LIABILITIES–1.11%				261,644,976
NET ASSETS–100.00%				$23,590,640,280

Investment Abbreviations:

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Government & Agency Portfolio

COP	—	Certificates of Participation
Gtd.	—	Guaranteed
LIBOR	—	London Interbank Offered Rate
Sec.	—	Secured
Sr.	—	Senior
Unsec.	—	Unsecured
USD	—	U.S. Dollar
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.

(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2018

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–100.13%

U.S. Treasury Bills–79.95%(a)

U.S. Treasury Bills	2.10%	12/06/2018	$35,000	$34,989,816
U.S. Treasury Bills	2.12%-2.18%	12/11/2018	151,100	151,009,297
U.S. Treasury Bills	2.08%-2.11%	12/13/2018	70,000	69,951,233
U.S. Treasury Bills	2.10%-2.15%	12/18/2018	7,900	7,892,147
U.S. Treasury Bills	2.13%	12/20/2018	25,000	24,971,962
U.S. Treasury Bills	2.09%-2.18%	12/27/2018	40,800	40,736,802
U.S. Treasury Bills	2.22%-2.24%	01/02/2019	46,400	46,307,718
U.S. Treasury Bills	2.08%-2.20%	01/03/2019	89,200	89,024,963
U.S. Treasury Bills	2.29%	01/08/2019	35,000	34,915,582
U.S. Treasury Bills	2.10%-2.22%	01/10/2019	84,674	84,466,539
U.S. Treasury Bills	2.30%	01/15/2019	90,000	89,741,250
U.S. Treasury Bills	2.27%	01/17/2019	50,000	49,851,819
U.S. Treasury Bills	2.32%	01/22/2019	40,000	39,866,244
U.S. Treasury Bills	2.30%	01/24/2019	40,000	39,862,000
U.S. Treasury Bills	2.31%	01/31/2019	75,000	74,707,073
U.S. Treasury Bills	2.32%	02/07/2019	50,000	49,780,889
U.S. Treasury Bills	2.34%	02/14/2019	70,000	69,658,750
U.S. Treasury Bills	2.24%	03/07/2019	20,000	19,880,533
U.S. Treasury Bills	2.27%	03/14/2019	25,000	24,837,990
U.S. Treasury Bills	2.29%	03/21/2019	25,000	24,825,070
U.S. Treasury Bills	2.33%	03/28/2019	30,000	29,772,581
U.S. Treasury Bills	2.34%	04/04/2019	15,000	14,879,358
U.S. Treasury Bills	2.37%	04/11/2019	1,200	1,189,638
				1,113,119,254

U.S. Treasury Notes–20.18%(b)

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.52%	01/31/2019	49,000	49,001,702
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)	2.45%	04/30/2019	38,000	38,001,102
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)	2.44%	07/31/2019	19,000	18,999,663
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	2.43%	10/31/2019	47,000	47,003,219
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	2.38%	01/31/2020	29,000	28,991,329
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.42%	04/30/2020	35,000	35,000,972
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04% )	2.43%	07/31/2020	29,000	28,999,057
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05% )	2.43%	10/31/2020	35,000	34,997,837
				280,994,881
TOTAL INVESTMENTS IN SECURITIES–100.13% (Cost $1,394,114,135)				1,394,114,135
OTHER ASSETS LESS LIABILITIES–(0.13)%				(1,756,822)
NET ASSETS–100.00%				$1,392,357,313

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2018

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–98.88%

Alabama–3.96%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.74%	07/01/2040	$8,005	$8,005,000

Arizona–3.70%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC-Bank of America, N.A.)(a)(b)	1.74%	01/01/2046	3,130	3,130,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(a)	1.69%	06/15/2031	1,745	1,745,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(a)	1.69%	06/15/2031	2,595	2,595,000
				7,470,000

California–4.84%

California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(a)(b)	2.06%	11/01/2026	4,200	4,200,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.)(a)(b)	1.31%	05/01/2034	2,870	2,870,000
Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank, N.A.)(a)(b)	1.35%	08/01/2042	2,700	2,700,000
				9,770,000

Colorado–0.45%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.79%	02/01/2031	908	908,000

Delaware–1.72%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.68%	09/01/2036	3,015	3,015,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.69%	05/01/2036	450	450,000
				3,465,000

District of Columbia–2.98%

Metropolitan Washington Airports Authority (Dulles Toll Road); Series 2018-1, Sr. Second Lien Commercial Paper Notes	1.75%	12/20/2018	2,650	2,650,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)	1.66%	10/01/2039	3,380	3,380,000
				6,030,000

Florida–6.13%

Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.)(a)(b)	1.69%	10/01/2050	3,800	3,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.75%	11/01/2036	2,445	2,445,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.69%	07/01/2032	1,735	1,735,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(a)(b)	1.69%	11/01/2038	4,395	4,395,000
				12,375,000

Georgia–8.44%

Atlanta (City of) Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone Facility RB (LOC-BMO Harris Bank N.A.)(a)(b)	1.71%	11/01/2030	2,500	2,500,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	1.64%	09/01/2035	3,690	3,690,000
Series 2018, Tax-Exempt Commercial Paper Notes	1.79%	01/23/2019	3,250	3,250,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(a)(b)	1.67%	08/01/2038	1,400	1,400,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.68%	01/01/2030	$2,420	$2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)	1.75%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.79%	09/01/2020	800	800,000
				17,060,000

Illinois–2.74%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	1.68%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.72%	01/01/2037	350	350,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-US Bank, N.A.)(a)(b)	1.71%	10/01/2033	250	250,000
				5,535,000

Indiana–7.88%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.79%	08/01/2037	4,825	4,825,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.70%	06/01/2035	6,485	6,485,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC-Barclays Bank PLC)(a)(b)	1.73%	11/01/2037	1,520	1,520,000
Purdue University; Series 2011 A, VRD COP (a)	1.62%	07/01/2035	3,082	3,081,500
				15,911,500

Louisiana–1.20%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	1.68%	07/01/2047	1,490	1,490,000
St. James (Parish of) (NuStar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)	1.72%	12/01/2040	930	930,000
				2,420,000

Maryland–2.57%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2018 B, Commercial Paper Notes	1.77%	01/07/2019	3,000	3,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A)(a)(b)	1.64%	04/01/2035	300	300,000
Montgomery (County of), Maryland; Series 2009 B, Commercial Paper BAN	1.82%	02/13/2019	1,900	1,900,000
				5,200,000

Massachusetts–0.75%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(a)(b)	1.69%	10/01/2038	1,525	1,525,000

Michigan–1.53%

Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	1.72%	01/15/2026	445	445,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.69%	03/01/2031	2,645	2,645,000
				3,090,000

Minnesota–3.90%

Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)(a)	1.77%	10/15/2033	1,175	1,175,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(a)	1.78%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(a)	1.70%	11/01/2035	4,150	4,150,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)(a)	1.70%	10/01/2033	$685	$685,000
				7,870,000

Mississippi–3.26%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.75%	12/01/2030	585	585,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.75%	12/01/2030	5,000	5,000,000
Series 2010 I, VRD Gulf Opportunity Zone IDR(a)	1.71%	11/01/2035	1,000	1,000,000
				6,585,000

Missouri–2.76%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(a)(b)	1.69%	11/01/2037	485	485,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(a)(b)	1.70%	08/01/2038	1,160	1,160,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(a)(b)	1.74%	02/01/2031	3,641	3,641,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(a)(b)	1.78%	12/01/2019	295	295,000
				5,581,000

New York–3.74%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)	1.65%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)	1.74%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.77%	11/01/2049	4,550	4,550,000
				7,550,000

North Carolina–2.04%

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	1.60%	12/01/2021	2,550	2,550,000
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(a)(b)(c)	1.67%	05/01/2036	1,575	1,575,000
				4,125,000

Ohio–3.51%

Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB (a)	1.68%	11/15/2041	6,900	6,900,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	1.68%	08/02/2038	200	200,000
				7,100,000

Pennsylvania–5.08%

Delaware River Port Authority; Series 2010 B, Ref. VRD RB (LOC-Barclays Bank PLC)(a)(b)	1.69%	01/01/2026	3,000	3,000,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank, N.A.)(a)(b)	1.67%	06/01/2037	1,800	1,800,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(a)(b)	1.69%	03/01/2030	2,795	2,795,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(a)(b)	1.67%	09/01/2028	1,656	1,656,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(a)(b)	1.67%	07/01/2027	1,010	1,010,000
				10,261,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–11.23%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)(a)	1.73%	08/01/2035	$7,325	$7,325,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.71%	02/15/2042	635	635,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)	1.72%	05/15/2034	1,100	1,100,000
Houston (City of), Texas; Series 2018 E-2, GO Commercial Paper Notes	1.72%	12/05/2018	3,000	3,000,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.70%	04/01/2026	2,532	2,532,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(a)	1.69%	05/01/2042	600	600,000
Texas A&M University System Board of Regents; Series 2018 B, Revenue Financing System Commercial Paper Notes	1.74%	12/03/2018	2,575	2,575,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	1.60%	08/01/2025	4,920	4,920,000
				22,687,000

Utah–6.36%

Emery (County of) (Pacificorp); Series 1994, VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)	1.68%	11/01/2024	5,050	5,050,000
Murray (City of) (IHC Health Services, Inc.); Series 2003 B, VRD Hospital RB(a)	1.65%	05/15/2036	4,900	4,900,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(a)	1.75%	04/01/2042	2,900	2,900,000
				12,850,000

Virginia–2.58%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds (a)	1.67%	08/01/2037	2,705	2,705,000
University of Virginia System Board of Regents; Series 2018 A, Commercial Paper Notes	1.72%	12/05/2018	1,200	1,200,000
Series 2018 A, Commercial Paper Notes	1.74%	12/05/2018	1,300	1,300,000
				5,205,000

Washington–1.42%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(a)(b)	1.70%	09/01/2049	1,000	1,000,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco)(a)(b)	1.70%	11/01/2047	1,870	1,870,000
				2,870,000

West Virginia–2.07%

Cabell (County of) (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD University Facilities RB (LOC-Bank of America, N.A.)(a)(b)	1.72%	07/01/2039	1,045	1,045,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(a)(b)	1.72%	01/01/2034	3,130	3,130,000
				4,175,000

Wisconsin–2.04%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(a)(b)	1.69%	10/01/2042	4,120	4,120,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)–98.88% (Cost $199,743,500)				199,743,500
OTHER ASSETS LESS LIABILITIES–1.12%				2,264,500
NET ASSETS–100.00%				$202,008,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

BAN	—Bond Anticipation Notes
CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RAN	—Revenue Anticipation Notes
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 10.2%.

(d)	Also represents cost for federal income tax purposes.

(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	5.5%

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.

Security Valuations – Invesco Liquid Asset Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its

Short-Term Investments Trust

C.	Country Determination – (continued)

assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

E.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Short-Term Investments Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

        As of November 30, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments Trust

Item 2.	Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.